INCOME TAXES (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	25.00%	24.00%	25.00%
Net operating losses carried forward	$ 44,822	$ 33,753
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	162,600
Deferred Tax Assets, Operating Loss Carryforwards, Foreign	26,000	9,800
Income Tax Expense Benefit Uncertain Tax Position	(1,260)	297	1,636
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	97	(154)	209
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	239	76
Statutory Accounting Practices Income Percentage Minimum	90.00%
Unrecognized Tax Benefits	2,863	2,557	2,106
Israeli Subsidiaries [Member] | 2011-2012 (Member)
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	15.00%
Israeli Subsidiaries [Member] | Year 2013-2014 [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	12.50%
Israeli Subsidiaries [Member] | Thereafter [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	12.00%
Formula [Member]
Net operating losses carried forward	67,800	65,600
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	188,600	148,400
Matrix [Member]
Net operating losses carried forward	38,100	43,400
Magic [Member]
Net operating losses carried forward	3,835
Magic [Member] | Israeli Subsidiaries [Member]
Net operating losses carried forward	19,596
Magic [Member] | Europe
Net operating losses carried forward	5,199
Sapiens [Member]
Net operating losses carried forward	$ 54,400